UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09891
BNY Mellon Opportunity Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class A – DNLAX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.16%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Energy
48.6%
Materials
44.0%
Consumer Staples
3.9%
Industrials
2.3%
Investment Companies
2.3%
Net Other Assets and Liabilities
-1.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6006SA0325

BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class C – DLDCX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6008SA0325

BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class I – DLDRX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.93%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6009SA0325

BNY Mellon Natural Resources Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Y – DLDYX
This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.80%*
*	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0007SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Natural Resources Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2025

Class	Ticker
A	DNLAX
C	DLDCX
I	DLDRX
Y	DLDYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Natural Resources Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.8%
Agricultural & Farm Machinery — 2.3%
AGCO Corp.	208,698	19,319,174
Deere & Co.	14,243	6,684,952
		26,004,126
Agricultural Products & Services — 3.8%
Darling Ingredients, Inc. (a)	1,386,936	43,327,881
Coal & Consumable Fuels — 1.5%
Cameco Corp. (b)	409,944	16,873,295
Commodity Chemicals — 3.0%
Methanex Corp.	793,352	27,838,721
Tronox Holdings PLC	831,619	5,854,598
		33,693,319
Copper — 8.6%
Capstone Copper Corp. (a)	8,260,730	42,536,402
Freeport-McMoRan, Inc.	1,439,388	54,495,230
		97,031,632
Diversified Metals & Mining — 9.4%
Anglo American PLC	1,564,189	43,340,607
Ivanhoe Mines Ltd., Cl. A (a)	562,250	4,774,466
Rio Tinto PLC	543,309	32,188,947
Teck Resources Ltd., Cl. B	716,767	26,111,822
		106,415,842
Fertilizers & Agricultural Chemicals — 2.9%
CF Industries Holdings, Inc.	410,697	32,095,970
Integrated Oil & Gas — 8.6%
BP PLC, ADR	1,474,205	49,813,387
Suncor Energy, Inc.	1,205,690	46,684,317
		96,497,704
Metal, Glass & Plastic Containers — 2.4%
Crown Holdings, Inc.	297,755	26,577,611
Oil & Gas Equipment & Services — 1.7%
Weatherford International PLC	357,818	19,161,154
Oil & Gas Exploration & Production — 27.9%
Antero Resources Corp. (a)	644,624	26,068,595
Canadian Natural Resources Ltd. (b)	1,792,787	55,164,594
ConocoPhillips	219,906	23,094,528
Crescent Energy Co., Cl. A	3,999,801	44,957,763
Diamondback Energy, Inc.	332,622	53,179,605
EQT Corp.	464,430	24,814,495
Expand Energy Corp.	246,936	27,488,916
Permian Resources Corp.	3,805,831	52,710,759
Venture Global, Inc., Cl. A (b)	622,515	6,411,904
		313,891,159
Oil & Gas Refining & Marketing — 8.5%
Marathon Petroleum Corp.	221,162	32,221,092
PBF Energy, Inc., Cl. A	597,193	11,400,414
Phillips 66	425,091	52,490,237
		96,111,743

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Oil & Gas Storage & Transportation — .5%
Frontline PLC (b)	356,613	5,295,703
Paper & Plastic Packaging Products & Materials — 9.2%
Amcor PLC (b)	1,474,732	14,304,900
International Paper Co.	1,016,180	54,213,203
Smurfit WestRock PLC	779,066	35,104,714
		103,622,817
Precious Metals & Minerals — 1.3%
Impala Platinum Holdings Ltd., ADR (a),(b)	2,148,244	14,822,884
Silver — .3%
Pan American Silver Corp.	113,671	2,936,122
Steel — 6.9%
ArcelorMittal SA (b)	1,479,443	42,681,930
Cleveland-Cliffs, Inc. (a),(b)	2,447,808	20,120,982
Nucor Corp.	128,567	15,471,753
		78,274,665
Total Common Stocks (cost $1,149,813,368)		1,112,633,627

	1-Day Yield (%)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $12,466,841)	4.44	12,466,841	12,466,841
Investment of Cash Collateral for Securities Loaned — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $13,705,149)	4.44	13,705,149	13,705,149
Total Investments (cost $1,175,985,358)		101.1%	1,138,805,617
Liabilities, Less Cash and Receivables		(1.1%)	(11,860,999)
Net Assets		100.0%	1,126,944,618

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $58,262,695 and the value of the collateral was
$60,380,199, consisting of cash collateral of $13,705,149 and U.S. Government & Agency securities valued at $46,675,050.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	1,733,301	256,042,637	(245,309,097)	12,466,841	238,122

Affiliated Issuers (continued)
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	34,174,020	379,309,784	(399,778,655)	13,705,149	148,199††
Total - 2.3%	35,907,321	635,352,421	(645,087,752)	26,171,990	386,321

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $58,262,695)—Note 1(c):
Unaffiliated issuers	1,149,813,368	1,112,633,627
Affiliated issuers	26,171,990	26,171,990
Cash		59,913
Cash denominated in foreign currency	2,255,582	2,223,942
Dividends and securities lending income receivable		2,632,081
Receivable for shares of Beneficial Interest subscribed		925,968
Tax reclaim receivable—Note 1(b)		387,330
Prepaid expenses		59,395
		1,145,094,246
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		814,834
Liability for securities on loan—Note 1(c)		13,705,149
Payable for shares of Beneficial Interest redeemed		3,325,733
Trustees’ fees and expenses payable		5,973
Interest payable—Note 2		5,250
Other accrued expenses		292,689
		18,149,628
Net Assets ($)		1,126,944,618
Composition of Net Assets ($):
Paid-in capital		1,138,664,709
Total distributable earnings (loss)		(11,720,091)
Net Assets ($)		1,126,944,618

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	122,958,845	18,281,322	938,626,651	47,077,800
Shares Outstanding	3,058,904	513,841	22,438,329	1,124,160
Net Asset Value Per Share ($)	40.20	35.58	41.83	41.88
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $446,213 foreign taxes withheld at source):
Unaffiliated issuers	14,796,718
Affiliated issuers	238,122
Affiliated income net of rebates from securities lending—Note 1(c)	148,199
Interest	9,916
Total Income	15,192,955
Expenses:
Management fee—Note 3(a)	4,855,758
Shareholder servicing costs—Note 3(c)	998,297
Distribution Plan fees—Note 3(b)	88,571
Registration fees	76,801
Prospectus and shareholders’ reports	57,812
Professional fees	48,930
Trustees’ fees and expenses—Note 3(d)	27,548
Custodian fees—Note 3(c)	20,759
Chief Compliance Officer fees—Note 3(c)	15,814
Loan commitment fees—Note 2	15,395
Interest expense—Note 2	13,069
Miscellaneous	18,868
Total Expenses	6,237,622
Net Investment Income	8,955,333
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	62,885,417
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(198,717,025)
Net Realized and Unrealized Gain (Loss) on Investments	(135,831,608)
Net (Decrease) in Net Assets Resulting from Operations	(126,876,275)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment income	8,955,333	16,371,124
Net realized gain (loss) on investments	62,885,417	78,786,213
Net change in unrealized appreciation (depreciation) on investments	(198,717,025)	(47,017,272)
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,876,275)	48,140,065
Distributions ($):
Distributions to shareholders:
Class A	(9,548,955)	(18,587,063)
Class C	(1,713,466)	(3,720,519)
Class I	(75,690,334)	(95,188,244)
Class Y	(3,288,335)	(6,145,327)
Total Distributions	(90,241,090)	(123,641,153)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	27,141,512	57,870,983
Class C	1,725,276	4,583,587
Class I	206,993,922	775,431,840
Class Y	12,478,843	30,383,801
Distributions reinvested:
Class A	8,497,190	17,486,811
Class C	1,277,009	2,769,271
Class I	68,718,707	88,939,341
Class Y	3,072,010	5,571,477
Cost of shares redeemed:
Class A	(42,812,844)	(85,735,193)
Class C	(7,950,648)	(11,226,571)
Class I	(334,396,381)	(596,801,259)
Class Y	(14,140,114)	(36,296,634)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(69,395,518)	252,977,454
Total Increase (Decrease) in Net Assets	(286,512,883)	177,476,366
Net Assets ($):
Beginning of Period	1,413,457,501	1,235,981,135
End of Period	1,126,944,618	1,413,457,501

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	620,073	1,232,862
Shares issued for distributions reinvested	191,853	419,952
Shares redeemed	(971,469)	(1,869,293)
Net Increase (Decrease) in Shares Outstanding	(159,543)	(216,479)
Class C(a)
Shares sold	43,187	110,946
Shares issued for distributions reinvested	32,511	74,363
Shares redeemed	(204,974)	(271,853)
Net Increase (Decrease) in Shares Outstanding	(129,276)	(86,544)
Class I(b)
Shares sold	4,511,622	16,421,026
Shares issued for distributions reinvested	1,491,938	2,058,781
Shares redeemed	(7,318,794)	(12,482,124)
Net Increase (Decrease) in Shares Outstanding	(1,315,234)	5,997,683
Class Y
Shares sold	273,769	621,509
Shares issued for distributions reinvested	66,652	128,909
Shares redeemed	(296,870)	(745,077)
Net Increase (Decrease) in Shares Outstanding	43,551	5,341

(a)	During the period ended September 30, 2024, 33 Class C shares representing $1,460 were automatically converted to 30 Class A shares.
(b)	During the period ended September 30, 2024, 14,452 Class A shares representing $630,595 were exchanged for 13,918 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	47.73	52.38	47.45	39.02	25.18	27.79
Investment Operations:
Net investment income(a)	.26	.46	.73	.86	.45	.30
Net realized and unrealized gain (loss) on investments	(4.65)	.50	9.10	9.63	13.67	(2.33)
Total from Investment Operations	(4.39)	.96	9.83	10.49	14.12	(2.03)
Distributions:
Dividends from net investment income	(.52 )	(1.04)	(.68 )	(.49 )	(.28 )	(.58 )
Dividends from net realized gain on investments	(2.62)	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(3.14)	(5.61)	(4.90)	(2.06)	(.28 )	(.58 )
Net asset value, end of period	40.20	47.73	52.38	47.45	39.02	25.18
Total Return (%)(b)	(9.82)(c)	3.42	20.99	28.32	56.46	(7.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16 (d)	1.16	1.15	1.14	1.20	1.26
Ratio of net expenses to average net assets	1.16 (d)	1.16 (e)	1.15 (e)	1.14	1.20	1.26
Ratio of net investment income to average net assets	1.17 (d)	.98 (e)	1.41 (e)	1.75	1.28	1.17
Portfolio Turnover Rate	54.87 (c)	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	122,959	153,631	179,911	172,540	83,204	41,605

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	42.44	47.23	43.21	35.73	23.15	25.52
Investment Operations:
Net investment income(a)	.08	.12	.31	.43	.17	.09
Net realized and unrealized gain (loss) on investments	(4.11)	.41	8.28	8.86	12.59	(2.14)
Total from Investment Operations	(4.03)	.53	8.59	9.29	12.76	(2.05)
Distributions:
Dividends from net investment income	(.21 )	(.75 )	(.35 )	(.24 )	(.18 )	(.32 )
Dividends from net realized gain on investments	(2.62)	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(2.83)	(5.32)	(4.57)	(1.81)	(.18 )	(.32 )
Net asset value, end of period	35.58	42.44	47.23	43.21	35.73	23.15
Total Return (%)(b)	(10.13)(c)	2.71	20.11	27.37	55.36	(8.15)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87 (d)	1.87	1.87	1.87	1.91	1.98
Ratio of net expenses to average net assets	1.87 (d)	1.87 (e)	1.87 (e)	1.87	1.91	1.98
Ratio of net investment income to average net assets	.42 (d)	.27 (e)	.67 (e)	.96	.52	.40
Portfolio Turnover Rate	54.87 (c)	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	18,281	27,294	34,465	26,796	15,790	8,702

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	49.63	54.25	48.96	40.19	25.92	28.59
Investment Operations:
Net investment income(a)	.33	.64	.88	.97	.53	.38
Net realized and unrealized gain (loss) on investments	(4.85)	.50	9.40	9.93	14.10	(2.39)
Total from Investment Operations	(4.52)	1.14	10.28	10.90	14.63	(2.01)
Distributions:
Dividends from net investment income	(.66 )	(1.19)	(.77 )	(.56 )	(.36 )	(.66 )
Dividends from net realized gain on investments	(2.62)	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(3.28)	(5.76)	(4.99)	(2.13)	(.36 )	(.66 )
Net asset value, end of period	41.83	49.63	54.25	48.96	40.19	25.92
Total Return (%)	(9.73)(b)	3.71	21.27	28.58	56.88	(7.23)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (c)	.89	.90	.91	.96	1.00
Ratio of net expenses to average net assets	.93 (c)	.89 (d)	.90 (d)	.91	.96	1.00
Ratio of net investment income to average net assets	1.42 (c)	1.30 (d)	1.65 (d)	1.94	1.48	1.44
Portfolio Turnover Rate	54.87 (b)	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	938,627	1,178,834	963,187	633,212	355,451	218,549

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	49.69	54.33	49.02	40.23	25.94	28.63
Investment Operations:
Net investment income(a)	.36	.67	.93	1.10	.61	.40
Net realized and unrealized gain (loss) on investments	(4.85)	.51	9.41	9.85	14.07	(2.39)
Total from Investment Operations	(4.49)	1.18	10.34	10.95	14.68	(1.99)
Distributions:
Dividends from net investment income	(.70 )	(1.25)	(.81 )	(.59 )	(.39 )	(.70 )
Dividends from net realized gain on investments	(2.62)	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(3.32)	(5.82)	(5.03)	(2.16)	(.39 )	(.70 )
Net asset value, end of period	41.88	49.69	54.33	49.02	40.23	25.94
Total Return (%)	(9.67)(b)	3.80	21.40	28.73	57.02	(7.14)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80 (c)	.80	.80	.82	.85	.87
Ratio of net expenses to average net assets	.80 (c)	.80 (d)	.80 (d)	.82	.85	.87
Ratio of net investment income to average net assets	1.58 (c)	1.36 (d)	1.74 (d)	2.16	1.63	1.52
Portfolio Turnover Rate	54.87 (b)	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	47,078	53,699	58,418	47,674	16,205	6,592

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Natural Resources Fund (the “fund”) is the sole series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”),  serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect, wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,112,633,627	—	—	1,112,633,627
Investment Companies	26,171,990	—	—	26,171,990
	1,138,805,617	—	—	1,138,805,617

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2025, BNY earned $20,206 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2025, fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	58,262,695	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(58,262,695)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Natural Resources Sector Risk: Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.
Securities of companies within specific natural resources sectors can perform differently than the overall market.  This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector.  Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 were as follows: ordinary income $28,039,321 and long-term capital gains $95,601,832. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2025, the fund was charged $13,069 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2025 was approximately $488,462 with a related weighted average annualized interest rate of 5.37%. As of March 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended March 31, 2025, the Distributor retained $2,899 from commissions earned on sales of the fund’s Class A shares and $4,837 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2025, Class C shares were charged $88,571 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2025, Class A and Class C shares were charged $178,814 and $29,524, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2025, the fund was charged $15,631 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $20,759 pursuant to the custody agreement.
During the period ended March 31, 2025, the fund was charged $15,814 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $736,793, Distribution Plan fees of $12,180, Shareholder Services Plan fees of $31,203, Custodian fees of $20,875, Chief Compliance Officer fees of $9,061 and Transfer Agent fees of $4,722.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2025, amounted to $699,837,424 and $858,959,130, respectively.
At March 31, 2025, accumulated net unrealized depreciation on investments was $37,179,741, consisting of $78,974,538 gross unrealized appreciation and $116,154,279 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6006NCSRSA0325

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)